Borrowings - Long term borrowings (Details) £ / shares in Units, £ in Millions, $ in Millions					12 Months Ended
	Mar. 24, 2023 GBP (£)	Mar. 24, 2023 USD ($)	Mar. 23, 2023 USD ($)	Jul. 17, 2022 £ / shares shares	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)
Borrowings
Non-current					£ 8,800	£ 10,003
Drew down term loan						11,004	£ 8
Repayment of term loan					553	1,518
Pre-Separation Programme Notes
Borrowings
Non-current					8,686	9,861
Pre-Separation Programme Notes | Later than five years
Borrowings
Non-current					4,783	5,299
Non-voting preference shares
Borrowings
Non-current					25	25
Term				5 years
Interest rate				9.50%
Number of preference shares issued | shares				25,000,000
Issue price per share | £ / shares				£ 1.00
Bonds
Borrowings
Non-current					£ 8,686	£ 9,861
$300m SOFR + 0.89% callable medium term note due 2024
Borrowings
Nominal value | $								$ 300
Redemption of borrowings | $		$ 300	$ 300
Gains (losses) on redemption of borrowings	£ 0
$300m SOFR + 0.89% callable medium term note due 2024 | SOFR
Borrowings
Borrowing rate basis adjustment					0.89%			0.89%
Long-term notes in issue
Borrowings
Average effective pre-swap interest rate					3.00%	3.10%
Average effective post-swap interest rate					3.60%	3.20%